Exhibit 99.1

World Omni Auto Receivables Trust 2016-B
Monthly Servicer Certificate
December 31, 2016

Dates Covered
Collections Period	12/01/16 - 12/31/16
Interest Accrual Period	12/15/16 - 01/16/17
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/16	872,049,246.95	43,350
Yield Supplement Overcollateralization Amount 11/30/16	41,166,269.86	0
Receivables Balance 11/30/16	913,215,516.81	43,350
Principal Payments	23,868,098.40	888
Defaulted Receivables	1,938,981.15	78
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/16	39,639,501.06	0
Pool Balance at 12/31/16	847,768,936.20	42,384

Pool Statistics	$ Amount	# of Accounts
Pool Factor	87.83%
Prepayment ABS Speed	1.28%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	14,324,634.19	668
Past Due 61-90 days	3,821,872.87	178
Past Due 91-120 days	950,260.74	45
Past Due 121+ days	0.00	0
Total	19,096,767.80	891

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.15%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.54%
Delinquency Trigger Occurred	NO

Recoveries	812,541.77
Aggregate Net Losses/(Gains) - December 2016	1,126,439.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.48%
Prior Net Losses Ratio	1.31%
Second Prior Net Losses Ratio	0.40%
Third Prior Net Losses Ratio	0.22%
Four Month Average	0.85%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	38,149,602.13
Actual Overcollateralization	35,623,114.08
Weighted Average APR	4.32%
Weighted Average APR, Yield Adjusted	6.22%
Weighted Average Remaining Term	61.64

Flow of Funds	$ Amount

Collections	27,904,801.77
Investment Earnings on Cash Accounts	7,857.39
Servicing Fee	(761,012.93)
Transfer to Collection Account	0.00
Available Funds	27,151,646.23

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	798,182.23
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,315,966.25
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	27,151,646.23

Servicing Fee	761,012.93
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 12/15/16	838,461,788.37
Principal Paid	26,315,966.25
Note Balance @ 01/17/17	812,145,822.12

Class A-1
Note Balance @ 12/15/16	88,971,788.37
Principal Paid	26,315,966.25
Note Balance @ 01/17/17	62,655,822.12
Note Factor @ 01/17/17	32.6332407%

Class A-2
Note Balance @ 12/15/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	324,000,000.00
Note Factor @ 01/17/17	100.0000000%

Class A-3
Note Balance @ 12/15/16	324,000,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	324,000,000.00
Note Factor @ 01/17/17	100.0000000%

Class A-4
Note Balance @ 12/15/16	75,480,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	75,480,000.00
Note Factor @ 01/17/17	100.0000000%

Class B
Note Balance @ 12/15/16	26,010,000.00
Principal Paid	0.00
Note Balance @ 01/17/17	26,010,000.00
Note Factor @ 01/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	835,679.98
Total Principal Paid	26,315,966.25
Total Paid	27,151,646.23

Class A-1
Coupon	0.70000%
Interest Paid	57,090.23
Principal Paid	26,315,966.25
Total Paid to A-1 Holders	26,373,056.48

Class A-2
Coupon	1.10000%
Interest Paid	297,000.00
Principal Paid	0.00
Total Paid to A-2 Holders	297,000.00

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8876143
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.9514028
Total Distribution Amount	28.8390171

A-1 Interest Distribution Amount	0.2973449
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	137.0623242
Total A-1 Distribution Amount	137.3596691

A-2 Interest Distribution Amount	0.9166667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.9166667

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 12/15/16	2,407,920.41
Investment Earnings	519.84
Investment Earnings Paid	(519.84)
Deposit/(Withdrawal)	-
Balance as of 01/17/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41